INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Applicable Income Tax Rates

The applicable income tax rates of non-PRC subsidiaries having significant operations were as follows:

	For the year ended December 31,
	2012	2013	2014
SolarOne HK	16.5%	16.5%	16.5%
SolarOne USA	35%	35%	35%
SolarOne GmbH	15.83%	15.83%	15.83%
Solar Canada	15%	15%	15%
Solar Australia	30%	30%	30%

Loss Before Income Taxes

Loss before income taxes consists of:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-PRC	(948,417)	(422,128)	(143,777)	(23,173)
PRC	(599,187)	(194,296)	(494,885)	(79,760)

	(1,547,604)	(616,424)	(638,662)	(102,933)

Income Tax Benefit (Expense)

The income tax benefit (expense) is comprised of:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Current	7,638	(3,600)	13,914	2,243
Deferred	(22,893)	(254,066)	(1,985)	(320)

	(15,255)	(257,666)	11,929	1,923

Reconciliation of Tax to Income Tax Benefit (Expense)

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax benefit (expense) is as follows:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Income tax computed at tax rate at 25%	386,901	154,106	159,665	25,733
Non-deductible expenses	(17,722)	(13,519)	(1,684)	(271)
Foreign tax rate differences	(54,212)	(53,780)	(26,192)	(4,221)
Prepaid taxes	—	—	(11,835)	(1,907)
Changes in unrecognized tax benefit	—	—	27,385	4,414
Others	7,416	—	7,794	1,255
Changes in the valuation allowance	(337,638)	(344,473)	(143,204)	(23,080)

	(15,255)	(257,666)	11,929	1,923

Components of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Deferred tax assets:
Current:
- Warranty provision	45,361	44,116	7,110
- Inventory write-off	17,124	24,886	4,011
- Allowance for advance to suppliers	164,695	164,696	26,544
- Allowance for doubtful accounts	54,479	56,599	9,122
- Allowance for amount due from related parties	1,995	1,995	322
- Others	668	3,364	542
Valuation allowance	(284,322)	(295,656)	(47,651)

Net current deferred tax assets	—	—	—

Non-current:
- Tax losses	477,436	574,215	92,547
- Fixed assets	64,301	99,393	16,019
- Others	81	80	13
Valuation allowance	(538,872)	(670,742)	(108,104)

Net non-current deferred tax assets	2,946	2,946	475

Deferred tax liabilities:
Non-current:
- Land use rights	24,209	23,620	3,807
- Others	—	2,573	415

Non-current deferred tax liabilities	24,209	26,193	4,222

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Beginning balance	143,473	143,473	143,473	23,124
Decreases resulted from expired statute of limitation	—	—	(27,384)	(4,414)

Ending balance	143,473	143,473	116,089	18,710